International Operations (Tables)	12 Months Ended
Dec. 31, 2020
Summary of assets attributable to international operations

	2020	2019

	(Dollars in Thousands)
Loans:
Commercial	$90,177	$88,979
Others	48,793	52,070
	138,970	141,049
Less allowance for probable loan losses	(753)	(823)
Net loans	$138,217	$140,226
Accrued interest receivable	$605	$743